INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Disclosure of significant adjustments to valuation obtained [text block]
The table below sets forth the reconciliation between the initial balance account and the balance at the end of the period, at fair value:

	December 31, 2017	December 31, 2016
In millions of COP
Balance at the beginning of the year	1,581,689	1,505,046
Acquisitions	92,102	29,034
Sales/Write-offs	(71,955)	(72,682)
Classified to Assets held for sale	-	(29,008)
Gains on valuation (1)	55,573	149,299
Balance at the end of the period(2)	1,657,409	1,581,689

(1)	See note 24.4. Other operating income.
(2)	Between December 31, 2016 and 2017 there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 29 Fair value of assets and liabilities.

Disclosure of detailed information about investment property [text block]
The valuation adjustments recorded by the Bank's related to its investment properties are detailed below:

As of December 31, 2017

Type of asset	Balance at the beginning of the year	Appraisals	Net increase (decrease) in investment properties	Adjusted fair value at the end of the year (1)
In millions of COP
Buildings	1,355,717	49,721	7,847	1,413,285
Lands	225,972	5,852	12,300	244,124
Total	1,581,689	55,573	20,147	1,657,409

As of December 31, 2016

Type of asset	Balance at the beginning of the year	Appraisals	Net increase (decrease) in investment properties	Classified to assets held for sale	Adjusted fair value at the end of the year (1)
In millions of COP
Buildings	1,275,566	52,543	27,608	-	1,355,717
Lands	229,480	96,756	(71,256)	(29,008)	225,972
Total	1,505,046	149,299	(43,648)	(29,008)	1,581,689

(1)	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).

Rental income from investment property, net of direct operating expense [Text Block]
The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2017	December 31, 2016	December 31, 2015
	In millions of COP
Income from rentals	77,964	66,838	89,389
Operating expenses due to:
Investment properties that generated income through rentals	21,012	21,254	11,693
Investment properties that did not generate income through rentals	2,295	2,495	2,539